Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Senior Secured Second Lien Note [Member] $ in Millions	Mar. 26, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Non-current debt instruments issued	$ 350.0
Proportion of debt instrument issued	9.125%